Inventories (Components of Inventories) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Inventory [Line Items]
Finished goods	¥ 1,323,477	¥ 1,365,818
Raw materials	367,079	401,040
Work in process	265,570	270,113
Supplies and other	105,385	100,647
Total	¥ 2,061,511	¥ 2,137,618